Share capital and reserves - Issuances (Details)													12 Months Ended
	Nov. 21, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($) $ / shares shares	Mar. 25, 2024 USD ($) shares	Mar. 25, 2024 CAD ($) $ / shares shares	Mar. 04, 2024 USD ($) item $ / shares shares	Mar. 04, 2024 CAD ($) item $ / shares shares	Feb. 15, 2024 USD ($) item $ / shares shares	Feb. 15, 2024 CAD ($) item $ / shares shares	Jan. 19, 2023 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares shares	Oct. 07, 2022 USD ($) $ / shares shares	Oct. 07, 2022 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share capital and reserves
Deferred financing costs reclassified to share capital and transaction costs on derivative warrant liability | $													$ 166,344
Value of shares issued from exercise of warrants | $													$ 3	$ 296	$ 64
Warrants
Share capital and reserves
Price per unit | $ / shares				$ 4.5
Number of shares issued upon exercise of warrants			5,000	5,000
Value of shares issued from exercise of warrants			$ 16,570	$ 22,500
Amount transferred from derivative warrant liability to share capital | $			$ 5,244
Pre-Funded Warrants
Share capital and reserves
Number of shares issued upon exercise of warrants	257,810								328,777
Value of shares issued from exercise of warrants | $	$ 3								$ 296
Amount transferred from reserves to share capital | $	$ 359,211								$ 531,885
Pre-Funded Warrants | Common Share Units
Share capital and reserves
Exercise price of warrants | $ / shares	$ 0.00001								$ 0.0009
Private placement
Share capital and reserves
Aggregate gross proceeds | $											$ 4,999,640
Issuance costs recorded as a reduction of equity | $												$ 317,301
Transaction costs on derivative warrant liability and pre-funded warrants | $												926,456
Proceeds allocated to derivative warrant liability | $												3,714,757
Proceeds allocated to common shares | $												359,868
Proceeds allocated to pre-funded warrants | $												925,015
Issuance costs		$ 370,276										$ 1,067,153
Private placement | Common Share Units
Share capital and reserves
Number of units issued											155,555	155,555
Price per unit | $ / shares											$ 9
Number of shares per unit											1	1
Number of warrant per unit											1	1
Number of shares per warrant											1	1
Private placement | Pre-Funded Units
Share capital and reserves
Number of units issued											400,000	400,000
Price per unit | $ / shares											$ 8.9991
Number of shares per unit											1	1
Number of warrant per unit											1	1
Number of shares per warrant											1	1
Private placement | Warrants | Pre-Funded Units
Share capital and reserves
Exercise price of warrants | $ / shares											$ 10.98
Warrants expiration term											5 years	5 years
Private placement | Finders' warrants
Share capital and reserves
Number of warrants issued											27,777	27,777
Fair value of warrants | $											$ 185,738
Private placement | Pre-Funded Warrants
Share capital and reserves
Price per unit | $ / shares										$ 0.0009
Number of shares issued upon exercise of warrants										71,223
Value of shares issued from exercise of warrants | $										$ 64
Amount transferred from reserves to share capital | $										$ 164,704
Private placement | Pre-Funded Warrants | Common Share Units
Share capital and reserves
Exercise price of warrants | $ / shares											$ 0.0009
Non-brokered offering
Share capital and reserves
Allocated from proceeds | $					$ 1,205		$ 1,205
Allocation of common share | $					795,549		795,549
Additional issuance costs | $														367,195
Deferred financing costs reclassified to share capital and transaction costs on derivative warrant liability | $														$ 166,344
Issuance costs recorded as a reduction of equity | $					185,405		185,405
Transaction costs on derivative warrant liability and pre-funded warrants | $					$ 279,031		$ 279,031
Non-brokered offering | Offering
Share capital and reserves
Number of tranches of offering | item					2	2	2	2
Finder's fees paid | $					$ 97,241		$ 97,241
Percentage of finder's fee on certain subscriptions to qualified finders					5.00%	5.00%	5.00%	5.00%
Non-brokered offering | Common Share Units | Offering
Share capital and reserves
Number of units issued					899,717	899,717	899,717	899,717
Price per unit | $ / shares						$ 3		$ 3
Aggregate gross proceeds					$ 2,000,549	$ 2,699,151	$ 2,000,549	$ 2,699,151
Number of shares per unit					1	1	1	1
Number of warrant per unit					1	1	1	1
Number of shares per warrant					1	1	1	1
Non-brokered offering | Warrants | Offering
Share capital and reserves
Exercise price of warrants | $ / shares					$ 4.5		$ 4.5
Warrants expiration term					2 years	2 years	2 years	2 years
Threshold price of the common shares for accelerated warrants | $ / shares						$ 6		$ 6
Registered direct offering and private placement
Share capital and reserves
Aggregate gross proceeds | $		$ 1,499,993
Registered direct offering and private placement | Common Share Units
Share capital and reserves
Number of units issued		320,000
Price per unit | $ / shares		$ 1.85
Number of shares per unit		1
Number of warrant per unit		1
Number of shares per warrant		1
Registered direct offering and private placement | Pre-Funded Units
Share capital and reserves
Number of units issued		490,810
Price per unit | $ / shares		$ 1.84999
Number of shares per unit		1
Number of warrant per unit		1
Number of shares per warrant		1
Registered direct offering and private placement | Warrants | Pre-Funded Units
Share capital and reserves
Exercise price of warrants | $ / shares		$ 2.18
Warrants expiration term		5 years
Registered direct offering and private placement | Pre-Funded Warrants | Common Share Units
Share capital and reserves
Exercise price of warrants | $ / shares		$ 0.00001
Registered direct offering and private placement | Pre-Funded Warrants | Pre-Funded Units
Share capital and reserves
Number of shares per unit		1